Goodwill - Summary of Goodwill Balance Allocation into Applicable Groups of CGUs (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	May 01, 2021	Apr. 30, 2021	Oct. 01, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 1,593,917	€ 1,674,293	€ 1,556,681	€ 1,527,799	€ 13,024	€ 13,024
CGUs
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,593,917	1,674,293
CGUs | Americas
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	612,814	665,998
CGUs | Europe
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	742,915	742,794
CGUs | ASPA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	167,453	187,114
CGUs | MEAI
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 70,735	€ 78,387